Share-Based Compensation - Additional Information (Detail) - USD ($)			12 Months Ended				72 Months Ended
	Jan. 31, 2016	Jan. 20, 2006	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2018	Jan. 01, 2008	Jan. 01, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase shares		8,000,000
Incremental common shares for grant								5,000,000	5,000,000
Common shares to add on the first business day from 2009						3,000,000
Minimum percentage of shares to be added from 2009						2.00%
Value of options exercised			$ 38,000	$ 2,133,000	$ 4,802,000
Unrecognized compensation expense			$ 0				$ 0
Cumulative number of shares repurchased from open market							5,246,349
Treasury shares for future issuance			59,477				59,477
Minimum percentage for exercise price of option			100.00%				100.00%
Number of canceled outstanding share options				23,938
Outstanding share options granted Date			Mar. 05, 2007
Common shares issued to employees upon the vesting of their shares			4,714,490				4,714,490
Reissuance of treasury stock for Non-vested equity shares vested			2,929,780
Common shares transferred to be issued to employees and non employees upon the exercise of their vested share options and vesting of non-vesting equity shares			5,246,349
Weighted-average grant date fair value, Granted			$ 82.75	$ 47.19	$ 22.66
Total fair value of shares vested			$ 24,167,000	$ 3,783,000	$ 15,235,000
Share-based compensation expense			$ 57,443,000	$ 20,287,000	$ 16,810,000
Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share transfer			17,000,000				17,000,000
Total unrecognized compensation cost related to NES			$ 65,719,000				$ 65,719,000
Weighted-average period of recognition			1 year 6 months 25 days
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares granted		15,826,000
Additional shares granted, forfeited shares		2,277,546
NES granted		8,608,671
Maximum period of authorized leave of absence after which vesting shall be suspended			The vesting will be suspended if the grantee's leave of absence exceeds 90 days and will resume upon the grantee's return to service to us.
Maximum period of authorized leave of absence after which vesting shall be suspended			90 days
Number of share options, Forfeited				23,938
2016 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares authorized (including options) granted to employees and directors	10,000,000
Share Incentive Plan, expiration period	10 years
2016 Share Incentive Plan [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options, Granted	1,921,646		1,485,630	436,016
Number of share options, Forfeited			47,006	4,050